Fair Value of Plan Assets by Asset Category (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 1,706,054		¥ 1,527,744		¥ 1,323,163
Equity securities | Common stocks | Japan
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	782,000	[1]	716,000	[1]
Equity securities | Trust for Benefit of Employees | Common stocks | Japan
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 782,000		¥ 681,000

[1]	This class includes equity securities held in the employee retirement benefit trusts of ¥681 billion and ¥782 billion at March 31, 2013 and 2014, respectively, which are well-diversified across industries.